Loans Receivable, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loan payments	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($) loan
Receivables [Abstract]
Review period to request a new third party appraisal	24 months
Impaired financing receivable, average recorded investment | $	$ 13,122,468	$ 22,211,689	$ 33,574,855
TDRs included in impaired loans | $	$ 6,714,099.000000	$ 9,600,000.0
Number of Contracts - Troubled Debt Restructurings	7	2
Number of Contracts - loans that had been previously restructured that were in default	6	7
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	2	1	1
Nonperforming Loans, Minimum Consecutive Payments | payments	6